Fixed Assets, Net	12 Months Ended
Dec. 31, 2024
Fixed Assets, Net [Abstract]
Fixed Assets, Net

Note 8 — Fixed Assets, Net

Fixed assets consisted of the following as of December 31, 2024 and 2023:

	As of December 31,
	2024	2023
Software	$23,850,000	$23,850,000
Leasehold improvement	38,522	38,522
Office and equipment	243,761	312,447
Total cost of fixed assets	24,132,283	24,200,969
Less: accumulated depreciation	(6,725,677)	(4,356,573)
Fixed assets, net	$17,406,606	$19,844,396

Depreciation expense, was $2,435,712, $1,795,011, and $2,032,386 for the years ended December 31, 2024, 2023, and 2022, respectively, and are included in operating expenses.